Fees Summary	Jun. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 828,000
Previously Paid Amount	0.00
Total Fee Amount	126.77
Total Offset Amount	0.00
Net Fee	126.77
Narrative - Max Aggregate Offering Price	$ 828,000
Final Prospectus	true